Warrants (Tables)	12 Months Ended
Dec. 29, 2024
Warrants [Abstract]
Schedule of Liability-Classified Warrants

Liability classified warrants are as follows (in thousands):

	As of
	December 29,	December 31,
	2024	2023
Carlyle Warrant	$-	$9,515
Replacement warrants	-	1,310
Public warrants	862	167
Private placements warrants	627	122
Working capital warrants	72	13
Total liability classified warrants	$1,561	$11,127